Supplementary Financial Statement Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues	$ 1,701,115	$ 1,492,988	$ 1,355,139
Europe [Member]
Disclosure of geographical areas [line items]
Revenues	145,564	141,316	131,025
Africa [Member]
Disclosure of geographical areas [line items]
Revenues	15,336	13,726	24,370
Other (mainly Asia pacific) [Member]
Disclosure of geographical areas [line items]
Revenues	15,222	15,140	14,791
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	1,047,265	893,605	846,298
United States [Member]
Disclosure of geographical areas [line items]
Revenues	462,803	418,148	322,892
Japan [Member]
Disclosure of geographical areas [line items]
Revenues	$ 14,925	$ 11,053	$ 15,763